Subsequent Events, Purchase Price Allocation (Details) $ / shares in Units, $ in Millions									12 Months Ended
		Sep. 22, 2025 shares	Sep. 04, 2025 AUD ($) shares	Aug. 29, 2025	Aug. 11, 2025 AUD ($) $ / shares	Nov. 19, 2024 AUD ($) $ / shares shares	Jul. 17, 2023 $ / shares	Nov. 28, 2022 $ / shares	Jun. 30, 2025 shares	Jun. 30, 2024	Jun. 30, 2023	Aug. 12, 2025 Tranche shares
Conditional placement to Resource Capital Fund VIII L.P [abstract]
Number of shares issued (in shares)									1
Exercise price (in dollars per share) | $ / shares							$ 0.15	$ 0.18125
Resource Capital Fund VIII L.P. [Member] | Ordinary Shares [Member]
Conditional placement to Resource Capital Fund VIII L.P [abstract]
Proceeds from issuance of shares before costs | $						$ 69
Number of shares issued (in shares)						2,156,250,000
Issue price (in dollars per share) | $ / shares						$ 0.032
Sayona Quebec Inc [Member]
Purchase price allocation [abstract]
Ownership interest	[1]								75.00%	75.00%	75.00%
Piedmont Lithium Quebec Holdings Inc. [Member]
Purchase price allocation [abstract]
Percentage of non-controlling interest									25.00%
Subsequent Events [Member]
Share consolidation [Abstract]
Number of shares conversion ratio		150
Subsequent Events [Member] | Sayona Quebec Inc [Member]
Purchase price allocation [abstract]
Ownership interest				75.00%
Subsequent Events [Member] | Sayona Quebec Inc [Member] | Piedmont Lithium Inc [Member]
Purchase price allocation [abstract]
Percentage of non-controlling interest				25.00%
Major ordinary share transactions [member]
Share consolidation [Abstract]
Number of shares conversion ratio		150
Share consolidation conversion of shares (in shares)		150
Major ordinary share transactions [member] | Resource Capital Fund VIII L.P. [Member] | New Options [Member]
Conditional placement to Resource Capital Fund VIII L.P [abstract]
Number of options agreed to be issued in tranches (in shares)												1,200,000,000
Number of tranches to be issued | Tranche												2
Exercise price (in dollars per share) | $ / shares					$ 0.032
Percentage premium of exercise price over closing share price					14.00%
Proceeds from exercise of options | $					$ 38
Major ordinary share transactions [member] | Resource Capital Fund VIII L.P. [Member] | Tranche 1 [Member] | New Options [Member]
Conditional placement to Resource Capital Fund VIII L.P [abstract]
Percentage of interest in issued share capital												9.99%
Major ordinary share transactions [member] | Resource Capital Fund VIII L.P. [Member] | Tranche 2 [Member] | New Options [Member]
Conditional placement to Resource Capital Fund VIII L.P [abstract]
Number of options to be issued, subject to obtaining all applicable regulatory approvals (in shares)												1,200,000,000
Major ordinary share transactions [member] | Resource Capital Fund VIII L.P. [Member] | Ordinary Shares [Member]
Conditional placement to Resource Capital Fund VIII L.P [abstract]
Proceeds from issuance of shares before costs | $			$ 69
Number of shares issued (in shares)			2,156,250,000

[1]	Non-controlling ownership interest of 25 per cent is held by Piedmont Lithium Québec Holdings Inc.